6. CASH AND CASH EQUIVALENTS (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	$ 37,486,337	$ 31,162,346	$ 47,213,517	$ 30,635,184
United States Dollar
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	15,656,759	7,704,436
Brazilian Reais
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	1,484,743	1,205,972
Chilean Peso
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	7,164,521	16,053,806
Norwegian Krona
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	2,352,388	1,155,693
Swedish Krona
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	556,100	397,861
Pound Sterling
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	5,191,304	2,583,910
Mexican Peso
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	2,352,868	264,857
Euro
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	1,771,178	1,266,185
Argentine Peso
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	467,436	0
Canadian Dollar
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	479,058	265,248
Chinese Yuan
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	9,982	178,350
South African Rand
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	$ 37,486,337	$ 86,028